Dividend - Summary of Dividends from Retained Earnings (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	Nov. 05, 2021	May 14, 2021	Nov. 06, 2020	Aug. 05, 2020	May 12, 2020
Dividends 1 [abstract]
Dividend payout, Total amount of dividends (millions of yen)	¥ 95,130	¥ 93,272	¥ 32,818	¥ 18,999	¥ 48,363
Dividend payout, Dividend per share (yen)	¥ 55.00	¥ 54.00	¥ 19.00	¥ 11.00	¥ 28.00
Dividend payout, Record date	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Dividend payout, Effective date	Dec. 01, 2021	Jun. 07, 2021	Dec. 02, 2020	Sep. 04, 2020	Jun. 03, 2020